WARRANTS (Details) - Schedule of Warrant Valuation (Tangiers Investors LP, December 29, 2011 [Member], USD $)	12 Months Ended
Dec. 31, 2011
Tangiers Investors LP, December 29, 2011 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.08
Exercise Price of Warrants (in Dollars per Share)	$ 0.115
Term of Warrants (years)	5 years
Computed Volatility	158.00%
Annual Dividends	0.00%
Discount Rate	0.83%